SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Changes in AOCI, including the Amounts Reclassified to Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in AOCI, including the amounts reclassified to income
Balance	$ 68,351	$ 77,401
Less: Gain reclassified from AOCI to income		(6)
Balance	57,464	68,351
AOCI Including Portion Attributable to Noncontrolling Interest
Changes in AOCI, including the amounts reclassified to income
Balance	59,935	63,661
Balance	53,440	59,935
Foreign currency translation
Changes in AOCI, including the amounts reclassified to income
Unrecognized gain (loss) on foreign currency translation	$ (6,495)	$ (3,720)